LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
LOSS PER SHARE

14.	LOSS PER SHARE

	2022	2021	2020

Numerator
Net loss	$(21,036,690)	$(15,669,093)	$(18,169,070)

Denominator
Weighted average number of common shares outstanding	36,739,857	34,545,752	29,169,653
Weighted average number of common shares outstanding - diluted	36,739,857	34,545,752	29,169,653

Basic and diluted loss per share	$(0.57)	$(0.45)	$(0.62)

The effect of common share purchase options, warrants, compensation warrants and shares to be issued on the net loss in 2022, 2021 and 2020 is not reflected as they are anti-dilutive.